Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
3.4. PROPERTY, PLANT AND EQUIPMENT
Movements under property, plant and equipment in the consolidated statement of financial position for 2024 and 2023 are set out below:

Movements during 2024 (million euro)	Land and buildings	Plant and machinery	Fixtures, fittings, tooling and furniture	Total
Investment: Balance at 01.01.2024	106	523	495	1,124
Additions	75	80	163	318
Disposals	(3)	(49)	(25)	(77)
Scope changes and transfers	5	185	(207)	(17)
Foreign exchange effect	3	16	10	29
Balances at 12.31.2024	186	755	436	1,377
Accumulated depreciation and impairment losses at 01.01.2024	(35)	(323)	(172)	(530)
Depreciation charge	(6)	(104)	(27)	(137)
Disposals	2	66	12	80
Scope changes and transfers	(2)	(2)	(6)	(10)
Foreign exchange effect	(1)	(4)	(3)	(8)
Balances at 12.31.2024	(42)	(367)	(196)	(605)
Carrying amount at 12.31.2024	144	388	240	772

Movements during 2023 (Million euro)	Land and buildings	Plant and machinery	Fixtures, fittings, tooling and furniture	Total
Investment: Balance at 01.01.2023	94	480	395	969
Additions	4	69	142	215
Disposals	(2)	(34)	(27)	(63)
Scope changes and transfers	8	3	(11)	—
Foreign exchange effect	2	5	(4)	3
Balances at 12.31.2023	106	523	495	1,124
Accumulated depreciation and impairment losses at 01.01.2023	(29)	(297)	(164)	(490)
Depreciation charge	(6)	(48)	(19)	(73)
Disposals	—	18	14	32
Scope changes and transfers	1	7	(5)	3
Foreign exchange effect	(1)	(3)	1	(3)
Impairment of property, plant and equipment	—	—	1	1
Balances at 12.31.2023	(35)	(323)	(172)	(530)
Carrying amount at 12.31.2023	71	200	323	594
Significant changes in 2024 and 2023 by business division were as follows:
Additions:

(Million euro)	2024	2023
Construction	117	103
Energy	107	102
Other businesses	94	10
TOTAL	318	215
In 2024, additions mainly correspond to the Construction Division (EUR 117 million) due to the acquisition of machinery and other equipment, and to the Energy Division (EUR 107 million), particularly Misae Solar IV project in the United States, a solar SPV project (257MW) in Leon County, Texas, where the company will perform the design, construction and plant operation, the construction of the Centella project electricity transmission infrastructure in Chile, and a solar plant of 60MW in Poland. Finally, the main additions in other businesses relate to the purchase of a plot of land in Spain for data center development.
In 2023, additions totaled EUR 215 million, the most significant relating to the Construction Division (EUR 103 million) due to the acquisition of machinery and other equipment, and to the Energy Division (EUR 102 million), arising primarily from the construction of the Centella project electricity transmission infrastructure in Chile.
Cash flow effect:
The 2024 impact on cash flows arising from additions to property, plant and equipment amounted to EUR -282 million (EUR -158 million in 2023), primarily related to the Construction and Energy Divisions.
Disposals due to sales or retirement:
As of December 31, 2024, disposals due to sales or retirement amount to EUR 77 million (EUR 63 million in 2023) and approximately EUR 64 million of this amount (EUR 52 million in 2023) relates to Construction, mainly plant, machinery and other equipment.
Other disclosures relating to property, plant and equipment:
The Group has taken out insurance policies to cover the possible risks to which its property, plant and equipment are subject and any claims that may be brought in the course of business. These policies are considered to provide sufficient coverage for the related risks.
The transfer to held for sale as of December 2024 amounts to 39 and is included as Scope changes and transfers in 2024.
Property, plant and equipment under construction totaled EUR 144 million in 2024 (EUR 191 million in 2023).
At December 31, 2024 and 2023, no significant property, plant or equipment were subject to ownership restrictions or pledged as collateral for liabilities.